ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 5,558	$ 6,401
Non-current, net
Accounts receivable	202	126
Retainer on customer contract	70	70
Billing rights	733	681
Total non-current, net	1,005	877
Total	$ 6,563	$ 7,278